WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 129.9%
Alabama - 1.4%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants, Series D	5.000%	10/1/21	$1,500,000	$1,543,995
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	500,000	556,615	(a)

Total Alabama				2,100,610

Alaska - 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B	4.000%	12/1/36	250,000	287,215

Arizona - 3.3%
Arizona State IDA, Education Revenue, Lincoln South Beltway Project	5.000%	2/1/25	500,000	582,215
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,000,000	1,137,730	(b)(c)(d)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	578,575
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	250,000	276,210	(a)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,150,290
Pinal County, AZ, Electrical District #3, Electric System Revenue, Refunding	4.000%	7/1/23	1,000,000	1,011,230

Total Arizona				4,736,250

California - 18.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	589,595
Anaheim, CA, Public Financing Authority Lease, Refunding, Series A	5.000%	5/1/26	2,000,000	2,238,160
Bay Area Toll Authority, CA, Toll Bridge Revenue,
San Francisco Bay Area, Series B-1, (SIFMA
Municipal Swap Index Yield + 1.100%)	1.130%	4/1/24	2,000,000	2,031,600	(c)(d)
California State, GO, Various Purpose	5.000%	3/1/35	500,000	643,255
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	422,650	(b)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	472,176	(b)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	280,290	(b)
California State PCFA Water Furnishing Revenue,
Poseidon Resources	5.000%	7/1/27	1,750,000	1,875,580	(a)(b)
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	555,000	567,493	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	$1,500,000	$1,822,305
Long Beach, CA, Bond Finance Authority Lease Revenue, Series A, Refunding	5.000%	8/1/31	1,855,000	1,969,157
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/35	1,000,000	1,259,560
Los Angeles, CA, Department of Airports Revenue, Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,200,000	1,472,808	(b)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	916,252
Modesto, CA, Irrigation District, Electric System Revenue, Series A, Refunding	5.000%	7/1/25	2,000,000	2,031,760
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	100,000	114,124	(a)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,955,000	3,691,504
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	550,535	(c)(d)
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	430,000	455,658
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	953,512
Series A, Refunding	5.000%	10/1/43	250,000	312,023
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/35	750,000	941,107
San Bernardino City, CA, Unified School District, COP, School Financing Project, AGM	5.000%	10/1/35	250,000	307,813
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/33	645,000	797,220	(b)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	250,000	294,823

Total California				27,010,960

Colorado - 2.5%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	521,405

See Notes to Schedule of Investments.

2	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	$100,000	$106,208	(b)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	2,580,000	2,809,981
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AGM	5.000%	12/15/28	125,000	144,531

Total Colorado				3,582,125

Connecticut - 1.9%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	292,935
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/34	600,000	767,172
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	606,530
Connecticut State, GO:
Series A	5.000%	4/15/30	400,000	512,276
Series C	4.000%	6/1/38	250,000	291,488
Series E	5.000%	10/15/34	210,000	252,615

Total Connecticut				2,723,016

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project, Series A	4.125%	7/1/27	140,000	141,754

Florida - 6.9%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	297,693	(b)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	169,772	(a)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	637,356
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/30	1,500,000	1,608,030
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/31	3,000,000	3,225,150	(b)(e)
Series A, Refunding	4.000%	10/1/36	1,000,000	1,174,360
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/26	1,500,000	1,714,170
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	250,000	298,027

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	$250,000	$272,460
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	350,000	354,287
Tampa, FL, Hospital Revenue, H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	250,000	311,967

Total Florida				10,063,272

Georgia - 0.8%
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/33	250,000	306,855
Municipal Electric Authority, GA, Subordinated, Project One, Series A, Refunding	5.000%	1/1/37	250,000	313,723
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	558,175

Total Georgia				1,178,753

Illinois - 18.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	585,210
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	315,346
Series C, Refunding	5.000%	12/1/24	250,000	283,018
Series D	5.000%	12/1/46	1,500,000	1,728,360
Chicago, IL, GO:
Series A	5.000%	1/1/40	600,000	688,584
Series A, Refunding	5.000%	1/1/26	500,000	576,195
Series B, Refunding	5.500%	1/1/30	1,000,000	1,120,350
Series C, Refunding	5.000%	1/1/25	500,000	564,500
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond, Series B	5.000%	12/1/29	850,000	980,407
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	597,080
Senior Lien, Series D	5.250%	1/1/37	400,000	476,428
Series A, Refunding	5.000%	1/1/31	1,750,000	2,002,210	(b)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	550,000	668,552

See Notes to Schedule of Investments.

4	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	$600,000	$712,242
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	619,545
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	776,065
Cook County, IL, Sales Tax Revenue, Series A, Refunding	5.000%	11/15/38	315,000	401,430
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	250,000	323,115
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/32	200,000	239,502
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	595,045
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	3,000,000	3,352,860
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	124,072
Illinois State, GO:
Series 2006	5.500%	1/1/30	50,000	62,425
Series 2016, Refunding	5.000%	2/1/29	500,000	575,660
Series A	5.000%	5/1/36	770,000	880,795
Series A	5.000%	5/1/39	300,000	340,671
Series A, Refunding	5.000%	10/1/29	1,300,000	1,539,525
Series A, Refunding	5.000%	10/1/30	100,000	117,761
Series B, Refunding	5.000%	9/1/27	600,000	706,914
Series D	5.000%	11/1/27	850,000	990,360
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,200,000	1,425,936
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	299,293
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	500,000	605,110
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,020,000	1,280,304
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	250,000	308,203

Total Illinois				26,863,073

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 4.9%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	$750,000	$906,015
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,247,268
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	250,000	280,975
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.250%	8/15/29	4,000,000	4,424,000
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	190,000	203,659	(b)

Total Indiana				7,061,917

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	100,000	101,990

Kentucky - 2.2%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,200,000	1,373,676	(c)(d)
Series C	4.000%	6/1/25	1,600,000	1,793,200	(c)(d)

Total Kentucky				3,166,876

Louisiana - 5.0%
New Orleans, LA, Aviation Board, General Airport Revenue:
Series B	5.000%	1/1/29	2,000,000	2,285,800	(b)
Series B	5.000%	1/1/30	2,000,000	2,277,740	(b)
Port New Orleans Board of Commissioners, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,937,487	(b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	400,000	408,876	(c)(d)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	300,000	308,229	(c)(d)

Total Louisiana				7,218,132

Maryland - 0.4%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	548,955

Massachusetts - 2.0%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	442,648
Massachusetts State DFA Revenue:
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	1,000,000	1,297,590	(c)(d)

See Notes to Schedule of Investments.

6	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Partners Healthcare System, Refunding	5.000%	7/1/37	$250,000	$306,853
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	217,088
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	621,540	(b)

Total Massachusetts				2,885,719

Michigan - 3.1%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	250,000	281,985
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	966,352
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	421,165
Michigan Finance Authority Revenue, Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	174,656
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	500,000	526,745	(a)
Michigan State Finance Authority Revenue:
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	300,180
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	275,000	322,418
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	1,000,000	1,145,990
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	357,999	(b)

Total Michigan				4,497,490

Missouri - 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	909,810	(b)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	167,327
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	334,020

Total Missouri				1,411,157

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 0.5%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	$500,000	$680,825

New Jersey - 9.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	1,000,000	1,106,060
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/26	1,400,000	1,689,086
New Jersey State EDA Revenue:
School Facilities Construction, Series NN, Refunding	5.000%	3/1/28	2,825,000	3,041,225
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	2,175,000	2,337,451
School Facilities Construction, Series QQQ	5.000%	6/15/31	500,000	631,255
Transit Transportation Project, Series A	5.000%	11/1/32	750,000	918,982
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	150,000	169,896	(b)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/37	1,000,000	1,223,740
Transportation System, Series A, Refunding	5.000%	12/15/25	425,000	502,040
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	714,702
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	1,000,000	1,217,960
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	603,430

Total New Jersey				14,155,827

New York - 17.7%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	575,000	730,164
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,189,750
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	125,000	142,835
Green Bonds, Series D-1	5.000%	11/15/43	250,000	300,823
Green Bonds, Series E, Refunding	5.000%	11/15/28	1,000,000	1,238,200
Series A-2	5.000%	5/15/30	400,000	494,148	(c)(d)
New York City, NY, GO, Series D-1	5.000%	3/1/39	1,000,000	1,245,660

See Notes to Schedule of Investments.

8	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	$250,000	$318,015
New York City, NY, TFA Revenue, Future Tax Secured, Subordinate, Series C-1	4.000%	5/1/40	2,300,000	2,637,318
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,843,425
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	750,000	951,652
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	750,000	904,763
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	550,000	621,929
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	1,000,000	1,182,250
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	200,000	219,118
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	850,000	1,019,515	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,427,232	(b)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,385,793	(b)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	500,000	618,735
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Series A	5.000%	3/15/41	750,000	933,863
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	781,230	(a)
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,759,260	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	$2,000,000	$2,508,960
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,000,000	1,127,570

Total New York				25,582,208

North Carolina - 1.3%
Charlotte, NC, COP, Series P	5.000%	6/1/44	250,000	307,498
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport	5.000%	7/1/36	400,000	502,504
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	750,000	964,290
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	118,787

Total North Carolina				1,893,079

Ohio - 1.8%
American Municipal Power-Ohio Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	625,675
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	250,000	312,363
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	550,000	619,294
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	350,000	376,561	(b)(c)(d)
Ohio State Higher Educational Facility Revenue,
Xavier University Project, Refunding	5.000%	5/1/34	525,000	662,130

Total Ohio				2,596,023

Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	86,511	433	*(f)

Oregon - 1.5%
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	301,552	(b)
Portland, OR, River District Urban Renewal & Redevelopment, Series C	5.000%	6/15/28	570,000	602,821
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	609,040

See Notes to Schedule of Investments.

10	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - (continued)
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community, Refunding	5.000%	11/15/31	$350,000	$378,812
Friendsview Retirement Community, Refunding	5.000%	11/15/36	325,000	347,610

Total Oregon				2,239,835

Pennsylvania - 2.6%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	248,234
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	60,000	69,908	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	440,000	495,009
Pennsylvania State Turnpike Commission Revenue, Series B	5.000%	12/1/40	750,000	956,602
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	613,075
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	250,000	315,323
Philadelphia, PA, GO, Series B	5.000%	2/1/35	250,000	314,213
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	181,596
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	543,676

Total Pennsylvania				3,737,636

Puerto Rico - 4.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	900,000	947,439
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	295,000	230,469	*(f)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	200,000	180,500	*(f)
Series A	5.050%	7/1/42	75,000	67,687	*(f)
Series DDD, Refunding	5.000%	7/1/21	280,000	252,700	*(f)
Series TT	5.000%	7/1/37	450,000	406,125	*(f)
Series XX	5.250%	7/1/40	400,000	362,000	*(f)
Series ZZ, Refunding	5.250%	7/1/18	250,000	219,375	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	193,664

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-1	4.550%	7/1/40	$50,000	$54,503
Restructured, Series A-1	5.000%	7/1/58	1,150,000	1,273,671
Restructured, Series A-2	4.329%	7/1/40	1,340,000	1,441,371
Restructured, Series A-2A	4.550%	7/1/40	1,230,000	1,340,761

Total Puerto Rico				6,970,265

South Carolina - 0.3%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	485,716	(b)

Tennessee - 0.8%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	250,000	300,653
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bonds, Series A	5.000%	7/1/42	300,000	359,142
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	500,000	567,575	(c)(d)

Total Tennessee				1,227,370

Texas - 6.0%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	281,103
Austin, TX, Airport System Revenue, Series 2014	5.000%	11/15/27	1,000,000	1,151,840	(b)
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	250,000	305,210
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,141,270
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	590,625	(b)
Subordinated, Series A	5.000%	7/1/36	1,055,000	1,265,873	(b)
Laredo, TX, Waterworks & Sewer System Revenue, Series 2019	5.000%	3/1/33	1,000,000	1,240,650
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	105,885	(b)
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	596,605
First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,492,621

See Notes to Schedule of Investments.

12	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	$130,000	$145,917
Texas Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	350,000	412,542

Total Texas				8,730,141

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	300,000	300,699
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	330,000	330,749
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	150,687

Total U.S. Virgin Islands				782,135

Utah - 0.5%
Utah Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/26	250,000	301,910
Series 2021	4.000%	10/15/36	100,000	114,454
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	286,705

Total Utah				703,069

Virginia - 3.5%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	200,000	256,538
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster-Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,413,275
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	500,000	568,675
Second Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,097,660	(b)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	350,000	361,606	(b)
The Obligated Group of National Senior Campuses Inc., Series A	5.000%	1/1/31	250,000	307,455

Total Virginia				5,005,209

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.3%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/33	$500,000	$613,285	(b)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	250,000	295,405	(c)(d)
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/29	170,000	215,890
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/30	265,000	340,716
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	300,000	380,679

Total Washington				1,845,975

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	300,000	373,143	(c)(d)

Wisconsin - 3.8%
Central Brown County, WI, Water Authority System Revenue, Series A, Refunding	5.000%	11/1/35	2,105,000	2,414,372
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	2,000,000	2,071,020	(b)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	200,000	217,938	(a)
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	150,000	176,461
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	500,000	590,430

Total Wisconsin				5,470,221

TOTAL MUNICIPAL BONDS (Cost - $175,083,439)				188,058,374

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(h) - 1.5%
New York - 1.5%
New York State Urban Development Corp.
Revenue, State Personal Income Tax Revenue
Bonds, Bidding Group 3, Series E, Refunding (Cost - $2,276,669)	4.000%	3/15/41	1,925,000	2,194,352

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $177,360,108)				190,252,726

SHORT-TERM INVESTMENTS - 2.0%
MUNICIPAL BONDS - 2.0%
California - 0.1%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.010%	11/1/35	100,000	100,000	(i)(j)

See Notes to Schedule of Investments.

14	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 1.9%
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	0.010%	3/1/48	$100,000	$100,000	(i)(j)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	500,000	500,000	(i)(j)
New York City, NY, TFA Revenue Future Tax Secured, Subseries D-3, SPA - Mizuho Bank Ltd.	0.020%	2/1/44	2,200,000	2,200,000	(i)(j)

Total New York				2,800,000

TOTAL MUNICIPAL BONDS (Cost - $2,900,000)				2,900,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Dreyfus Government Cash Management, Institutional Shares (Cost - $46,106)	0.030%		46,106	46,106

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,946,106)				2,946,106

TOTAL INVESTMENTS - 133.4% (Cost - $180,306,214)				193,198,832
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (0.4)%				(600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (32.7)%				(47,400,000)
TOB Floating Rate Notes - (1.0)%				(1,445,000)
Other Assets in Excess of Other Liabilities - 0.7%				1,063,665

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$144,817,497

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on this security is currently in default as of February 28, 2021.

(g)	The maturity principal is currently in default as of February 28, 2021.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

16	Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

Abbreviation(s) used in this schedule:
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2021 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

18

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

19

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$188,058,374	—	$188,058,374
Municipal Bonds Deposited in Tender Option Bond Trust	—	2,194,352	—	2,194,352

Total Long-Term Investments	—	190,252,726	—	190,252,726

Short-Term Investments†:
Municipal Bonds	—	2,900,000	—	2,900,000
Money Market Funds	$46,106	—	—	46,106

Total Short-Term Investments	46,106	2,900,000	—	2,946,106

Total Investments	$46,106	$193,152,726	—	$193,198,832

†	See Schedule of Investments for additional detailed categorizations.

20